Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated March 10, 2022
The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses and Statements of Additional Information for the Funds listed below:
Invesco Diversified Dividend Fund
Invesco V.I. Diversified Dividend Fund
This supplement amends the Summary and Statutory Prospectuses and Statements of Additional Information of the above referenced funds (the “Funds”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and Statements of Additional Information and retain it for future reference.
The following information replaces in its entirety the information appearing under the heading “Management of the Fund” in the prospectuses:
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)
Portfolio Managers	Title	Length of Service on the Fund
Peter Santoro, CFA	Portfolio Manager (lead)	2021

Caroline Le Feuvre	Portfolio Manager	2020

Craig Leopold, CFA	Portfolio Manager	2022

Chris McMeans, CFA	Portfolio Manager	2016

The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectuses:
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
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Peter Santoro, CFA (lead manager), Portfolio Manager, who has been responsible for the Fund since 2021 and has been associated with Invesco and/or its affiliates since 2021. From 2003 to 2021, he was associated with Columbia Threadneedle Investments where he served as a Senior Portfolio Manager.
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Caroline Le Feuvre, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2014.
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Craig Leopold, CFA, Portfolio Manager, who has been responsible for the Fund since 2022 and has been associated with Invesco and/or its affiliates since 2022. From 2020 to 2022, he was associated with Rockefeller Capital Management where he served as a Portfolio Manager. From 2013 to 2020, he was associated with Columbia Threadneedle Investments where he also served as a Portfolio Manager.
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Chris McMeans, CFA, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2008.
The portfolio managers are assisted by investment professionals from Invesco’s Dividend Value Team. Members of the team may change from time to time.
A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
The following information is added after the table under “PORTFOLIO MANAGERS — PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS — INVESTMENTS” in Appendix H of Invesco Diversified Dividend Fund's SAI:
Craig Leopold began serving on Invesco Diversified Dividend Fund as a portfolio manager of the Fund effective March 10, 2022. As of January 31, 2022, Mr. Leopold did not beneficially own any securities of the Fund.
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The following information is added after the table under “PORTFOLIO MANAGERS — PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS — ASSETS MANAGED” in Appendix H of Invesco Diversified Dividend Fund's SAI:
Craig Leopold began serving on Invesco Diversified Dividend Fund as a portfolio manager of the Fund effective March 10, 2022. As of January 31, 2022, Mr. Leopold managed no other registered investment companies, no other pooled investment vehicles and no other accounts.
The following information is added after the table under “PORTFOLIO MANAGERS — PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS — INVESTMENTS” in Appendix H of Invesco V.I. Diversified Dividend Fund's SAI:
Craig Leopold began serving on Invesco V.I. Diversified Dividend Fund as a portfolio manager of the Fund effective March 10, 2022. As of January 31, 2022, Mr. Leopold did not beneficially own any securities of the Fund.
The following information is added after the table under “PORTFOLIO MANAGERS — PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS — ASSETS MANAGED” in Appendix H of Invesco V.I. Diversified Dividend Fund's SAI:
Craig Leopold began serving on Invesco V.I. Diversified Dividend Fund as a portfolio manager of the Fund effective March 10, 2022. As of January 31, 2022, Mr. Leopold managed no other registered investment companies, no other pooled investment vehicles and no other accounts.
Additionally, effective March 10, 2022, Robert Botard no longer serves as Portfolio Manager of the Funds. All references to Mr. Botard in the Summary and Statutory Prospectuses and Statements of Additional Information are hereby removed.
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